Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other current receivables [abstract]
Schedule of trade and other receivables

	March 31,
	2021	2022
Trade receivables (net of allowance)	772,769	1,897,590
Receivables from joint venture (refer to note 42)	15,418	-
Receivable from other related parties (refer to note 42)	3,317	-
Refund and other receivable (net of allowance)	78,322	37,112
Total	869,826	1,934,702
Contract Assets (refer to note 8)	626	11
	626	11
Total	870,452	1,934,713

Schedule of changes in allowance for expected credit loss

The movement in the allowance for expected credit loss and amounts impaired in respect of trade, refund & other receivables and contract assets during the year was as follows:

	March 31,
	2021	2022
Balance at the beginning of the year	554,726	687,511
Provisions accrued during the year*	178,342	26,412
Amount written off during the year	(54,486)	(421,693)
Provision moved from allowance for doubtful advances (refer note 21)	5,602	-
Effect of movement in exchange rate	3,327	2,095
Balance at the end of the year	687,511	294,325

*	includes amount of INR 3,837 (March 31, 2021: INR Nil) provision for trade receivable from joint venture.